Equity	12 Months Ended
Dec. 31, 2020
Changes in equity [abstract]
Equity

Note 10 - Equity

A.	The Company's authorized share capital is 1,000,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

On August 6, 2020 in an extraordinary shareholders' meeting, it was resolved to increase the Company's registered and authorized ordinary share capital to 1,000,000,000 ordinary shares, no par value. On August 21, 2020 the ratio between ADSs and shares was changed from 1:1 to 1:10 (each 1 ADS equals 10 shares). The following note was adjusted to reflect this change and all share data is presented in ADS equivalents.

In these consolidated financial statements, all numbers of ADSs reflect the reverse share split and ADS ratio change retrospectively.

B.	The Company's share capital

	As of December 31, 2020		As of December 31, 2019
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	172,106	250,000	19,564
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

C.	Changes in share capital during the year

	For the year ended December 31
	2020	2019(*)	2018(*)
	Number of ADSs in thousands
Issued as at January 1	1,956	1,600	1,122
Issuance of ADSs (See D below)	8,573	343	326
Issuance of shares (See Note 5)	-	-	80
Vesting of RSUs	7	10	12
Exercise of warrants	6,675	3	61

Issued as at December 31	17,211	1,956	1,601

(*)	Restated to reflect a 1:10 reverse ratio of the ADSs, that took place in August 2020.

D.	Financing rounds

1.	On June 25, 2020, in a registered direct offering on the NASDAQ, the Company raised USD 35 million gross (approximately USD 30.7 million net of placement agent fees including non- cash fees and other offering related expenses). In this registered direct offering, the Company issued an aggregate of 3,888,889 ADSs at a purchase price of USD 9 per ADS that were recorded in equity in the amount of USD 19,201 thousand net of issuance expenses. The Company also agreed to issue to the investors registered warrants to purchase up to an aggregate of 1,944,444 ADSs (hereinafter the "June 2020 warrants") that were recorded in receipts on account of warrants at a value of USD 11,472 thousand net of issuance expenses. The registered June 2020 warrants have a term of 5 years and are exercisable immediately and have an exercise price of USD 9 per ADS.

In addition, the Company issued to the placement agent (or its designees) registered compensation warrants to purchase up to 194,443 ADSs at a value of USD 1,199 thousand which is included in the net amount raised above, at an exercise price of USD 11.25 per ADS. The registered placement agent warrants are immediately exercisable and have a term of 5 years from the date of the effective date of the offering.

In addition to the 2,000,000 warrants that were exercised as mentioned below there were 4,675,000 warrants that were exercised during the period.

On May 8, 2020, in a registered direct offering on the NASDAQ, the Company raised USD 10 million gross (approximately USD 8.4 million net of placement agent fees including non- cash fees and other offering related expenses). In this registered direct offering, the Company issued an aggregate of 2,500,000 ADSs at a purchase price of USD 4 per ADS that were recorded in equity in the amount of USD 709 thousand net of issuance expenses. The Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,500,000 ADSs (hereinafter the "May 2020 warrants"). These May 2020 warrants have a term of 5.5 years, are exercisable immediately and have an exercise price of USD 4 per ADS.

The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 9,157 thousand. On July 17, 2020 the warrants were listed for trading, and, as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial expenses. The warrants fair value on the listing date was USD 16,403 thousand.

In addition, the Company issued to the placement agent (or its designees) compensation warrants to purchase up to 175,000 ADSs at a value of USD 559 thousand which is included in the net amount raised above, at an exercise price of USD 5 per ADS. The placement agent warrants are immediately exercisable and have a term of 5 years from the date of the effective date of the offering.

On April 19, 2020, the Company entered into warrant exercise letters, with certain institutional investors holding the March 2020 warrants (as detailed below) to purchase an aggregate of up to 2 million of the Company's ADSs, at an exercise price of USD 3.25 per ADS. The holders agreed to exercise their March 2020 warrants in full, for gross proceeds of approximately USD 6.5 million (approximately USD 5.4 million net of placement agent fees including non- cash fees and other offering related expenses). In exchange for exercising the warrants the Company issued an aggregate of 2 million ADS, that were recorded in equity in the amount of USD 3,170 thousand.

Under the exercise agreement, the Company also issued to the holders, in a private placement, new unregistered warrants to purchase up to an aggregate of 2.2 million ADSs at an exercise price of USD 3.25 per ADS (hereinafter the "new April 2020 warrants"). The new April 2020 warrants were exercisable immediately and had an exercise period of 5.5 years from the date of the issuance.

The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 5,283 thousand. On May 20, 2020 the warrants were listed for trading, and, as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial expenses. The warrants fair value on the listing date was USD 10,982 thousand.

The change in the fair value of these derivative instruments is primarily due to the change in the Company's share price between April 19, 2020 and May 20, 2020 which is reflected in the expected volatility.

In addition, the Company issued to the placement agent (or its designees) warrants to purchase up to 140,000 ADSs at a value of USD 315 thousand which is included in the net amount raised above, which have the same terms as the new April 2020 warrants except for an exercise price of USD 4.0625 per ADS.

On March 16, 2020, in a public offering on the NASDAQ, the Company raised USD 6 million gross (approximately USD 4.6 million net of placement agent fees including non- cash fees and other offering related expenses). In this public offering, the Company issued an aggregate of 962,000 ADS that were recorded in equity in the amount of USD1,674 thousand gross and 1,038,000 pre-funded warrants which were immediately exercised (an exercise price of USD 0.001 per each ADS) that were recorded in receipts on account of warrants in the amount of USD 1,806 thousand gross, and warrants to purchase an aggregate of up to 2,000,000 (hereinafter the "March 2020 warrants") that were recorded in receipts on account of warrants in the amount of USD 2,520 thousand gross. The March 2020 warrants were exercisable at an exercise price of USD 3.25 per ADS and had a term of exercise period of 5 years from the date of the issuance.

In addition, the Company issued to the placement agent (or its designees) warrants to purchase up to 140,000 ADSs at a value of USD 241 thousand which is included in the net amount raised above. The placement agent warrants are exercisable at an exercise price of USD 3.75 per ADS and will terminate on March 12, 2025.

129,861 ADSs were issued in connection with the 2020 transactions to a former placement agent and its cost is included in the net amounts raised above.

See note 5 for additional ADS and warrants issued during the period.

2.	In January 2019, in a registered direct offering on the NASDAQ, the Company raised USD 6 million gross (approximately USD 5.1 million net of placement agent fees and other offering related expenses). Part of the issuance expenses were warrants issued to the placement agent in the amount of USD 298 thousand were recorded in equity. USD 129 thousand were recorded net of share premium and USD 169 thousand were recorded to finance expense.

In this registered direct offering, the Company issued 342,857 ADSs and, in a concurrent private placement, 257,143 non-listed warrants to purchase 257,143 ADSs. Each non-listed warrant is exercisable until July 15, 2024 at an exercise price of USD 20.00 per ADS.

The ADSs issued were recorded in equity in an amount of USD 2,200 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature), and were recorded as a liability in the amount of USD 3,406 thousand. Issuance expenses related to the warrants, in the amount of USD 515 thousand were recorded to finance expense. During September 2019, the warrants were listed for trading, and as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The change in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 1,273 thousand. See also Note 21B.

3.	In June 2018, in a registered direct offering on the NASDAQ, the Company raised a gross amount of USD 8.1 million (approximately USD 7.4 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 326,000 ADSs and, in a concurrent private placement, 163,000 non-listed warrants to purchase 163,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 28. 0 per ADS. The ADS's issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability in the amount of USD 3,467 thousand. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expenses.

During September 2019, the warrants were listed for trading, as a result the cashless feature expired. Therefore, the Company reclassified the warrants to equity according to the warrants fair value on the listing date. The changes in the warrants fair value was recorded as financial income. The warrants fair value on the listing date was USD 661 thousand. See also Note 21B.

E.	Other equity transactions

1.	During 2020, the Company issued 11 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018 and 54 thousand fully vested RSUs were granted to an officer, See also Note 11A.

2.	During 2020, 6,675 thousand warrants, issued in March- June 2020, were exercised into 56,366 thousand ordinary shares. Subsequently, an amount of USD 23,780 thousand was recorded to share premium against receipts on accounts of warrants.

3.	During 2020 the Company acquired 100% of FameWave Ltd for the equity details, See Note 5B.

4.	During 2019, the Company issued 97 thousand ordinary shares on account of vested RSUs granted in 2017 and 2018. See also Note 11A.

5.	During 2019, 29 thousand warrants, issued in July 2017, were exercised into 29 thousand shares for a consideration of USD 43 thousand. Subsequently, an amount of USD 42 thousand was recorded to share premium against receipts on accounts of warrants.

6.	During 2018, 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities.

7.	During 2018, the Company issued 121 thousand ordinary shares on account of vested RSUs granted in 2017. See also Note 11A.

F.	Non-controlling interests

The following table summarizes the information relating to a subsidiary that has non-controlling interests, before any intra-group eliminations:

	December 31 2020	December 31 2019
TyrNovo Ltd.	in USD thousand
Non-controlling interests percentage	1.53%	1.53%
Non-current assets	16	24
Current assets	174	192
Current liabilities	(5,543)	(646)
Net assets	(5,353)	(430)
Net assets attributable to non-controlling interests	(82)	(7)
Loss for the year	4,922	2,847
Loss allocated to non-controlling interests	75	43